Long-Term Debt And Lines Of Credit (Interest Paid During Period) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt and Lines of Credit [Abstract]
Interest paid	$ 2,988	$ 4,322	$ 4,744